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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611


                            Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Value Fund
          SCHEDULE OF INVESTMENTS  12/31/06 (unaudited)

Shares                                                Value
          COMMON STOCKS - 97.1 %
          Energy - 10.0 %
          Integrated Oil & Gas - 10.0 %
2,081,600 Chevron Corp.                             $ 153,060,048
2,467,370 ConocoPhillips                              177,527,272
1,264,600 USX-Marathon Group, Inc.                    116,975,500
                                                    $ 447,562,820
          Total Energy                              $ 447,562,820
          Materials - 2.3 %
          Diversified Metals & Mining - 1.8 %
1,402,700 Freeport-McMoRan Copper & Gold, Inc. (Clas$ 78,172,471
          Gold - 0.5 %
525,000   Newmont Mining Corp. (b)                  $ 23,703,750
          Total Materials                           $ 101,876,221
          Capital Goods - 6.1 %
          Industrial Conglomerates - 6.1 %
1,275,000 3M Co.                                    $ 99,360,750
2,475,000 General Electric Co.                        92,094,750
2,656,400 Tyco International, Ltd.                    80,754,560
                                                    $ 272,210,060
          Total Capital Goods                       $ 272,210,060
          Transportation - 0.8 %
          Railroads - 0.8 %
715,000   Norfolk Southern Corp.                    $ 35,957,350
          Total Transportation                      $ 35,957,350
          Retailing - 3.1 %
          Home Improvement Retail - 2.3 %
2,580,000 Home Depot, Inc.                          $ 103,612,800
          Internet Retail - 0.8 %
1,750,000 Expedia, Inc. *                           $ 36,715,000
          Total Retailing                           $ 140,327,800
          Food & Drug Retailing - 3.0 %
          Food Retail - 1.1 %
2,148,200 Kroger Co.                                $ 49,558,974
          Hypermarkets & Supercenters - 1.9 %
1,860,600 Wal-Mart Stores, Inc.                     $ 85,922,508
          Total Food & Drug Retailing               $ 135,481,482
          Food, Beverage & Tobacco - 6.9 %
          Packaged Foods & Meats - 3.0 %
830,000   Campbell Soup Co.  (b)                    $ 32,278,700
1,756,900 General Mills, Inc.                         101,197,440
                                                    $ 133,476,140
          Tobacco - 3.9 %
2,050,000 Altria Group, Inc.                        $ 175,931,000
          Total Food, Beverage & Tobacco            $ 309,407,140
          Household & Personal Products - 3.5 %
          Household Products - 2.8 %
1,804,900 Kimberly-Clark Corp.                      $ 122,642,955
          Personal Products - 0.7 %
1,000,000 Avon Products, Inc. (b)                   $ 33,040,000
          Total Household & Personal Products       $ 155,682,955
          Health Care Equipment & Services - 1.7 %
          Health Care Equipment - 1.3 %
3,209,800 Boston Scientific Corp. *                 $ 55,144,364
          Managed Health Care - 0.4 %
435,200   AETNA, Inc.                               $ 18,791,936
          Total Health Care Equipment & Services    $ 73,936,300
          Pharmaceuticals & Biotechnology - 14.4 %
          Pharmaceuticals - 14.4 %
6,335,700 Bristol-Myers Squibb Co.                  $ 166,755,624
3,448,800 Merck & Co., Inc.                           150,367,680
3,700,000 Pfizer, Inc.                                95,830,000
8,100,000 Schering-Plough Corp.                       191,484,000
775,000   Wyeth                                       39,463,000
                                                    $ 643,900,304
          Total Pharmaceuticals & Biotechnology     $ 643,900,304
          Banks - 6.8 %
          Diversified Banks - 3.5 %
2,746,200 Wachovia Corp.                            $ 156,396,090
          Thrifts & Mortgage Finance - 3.3 %
760,000   Freddie Mac                               $ 51,604,000
2,092,300 Washington Mutual, Inc.                     95,178,727
                                                    $ 146,782,727
          Total Banks                               $ 303,178,817
          Diversified Financials - 9.8 %
          Asset Management & Custody Banks - 1.5 %
5,850,000 Amvescap Plc                              $ 68,175,809
          Investment Banking & Brokerage - 2.4 %
1,132,100 Merrill Lynch & Co., Inc.                 $ 105,398,510
          Diversified Financial Services - 5.9 %
2,275,900 Bank of America Corp.                     $ 121,510,301
2,538,600 Citigroup, Inc.                             141,400,020
                                                    $ 262,910,321
          Total Diversified Financials              $ 436,484,640
          Insurance - 11.4 %
          Life & Health Insurance - 2.1 %
4,600,000 UNUM Corp. (b)                            $ 95,588,000
          Multi-Line Insurance - 4.4 %
2,723,500 American International Group, Inc.        $ 195,166,010
          Property & Casualty Insurance - 4.9 %
3,325,000 Allstate Corp. (b)                        $ 216,490,750
          Total Insurance                           $ 507,244,760
          Technology Hardware & Equipment - 7.0 %
          Communications Equipment - 2.7 %
1,810,000 Motorola, Inc.                            $ 37,213,600
4,050,000 Nokia Corp. (A.D.R.)                        82,296,000
                                                    $ 119,509,600
          Computer Hardware - 4.3 %
2,085,800 Dell, Inc. *                              $ 52,332,722
1,957,100 Hewlett-Packard Co.                         80,612,949
635,000   IBM Corp.                                   61,690,250
                                                    $ 194,635,921
          Total Technology Hardware & Equipment     $ 314,145,521
          Telecommunication Services - 5.5 %
          Integrated Telecommunication Services - 5.5 %
1,700,000 BellSouth Corp.                           $ 80,087,000
4,474,900 Verizon Communications, Inc.                166,645,276
                                                    $ 246,732,276
          Total Telecommunication Services          $ 246,732,276
          Utilities - 4.6 %
          Electric Utilities - 4.0 %
1,620,000 Edison International                      $ 73,677,600
1,700,000 Firstenergy Corp.                           102,510,000
                                                    $ 176,187,600
          Independent Power Producer & Energy Traders - 0.6 %
500,200   TXU Corp.                                 $ 27,115,842
          Total Utilities                           $ 203,303,442
          TOTAL COMMON STOCKS
          (Cost  $3,662,562,104)                    $ 4,327,431,888
Principal
Amount ($)
          TEMPORARY CASH INVESTMENTS - 4.0 %
          Repurchase Agreement - 2.9 %
127,200,000 UBS Warburg, Inc., 4.7%, dated 12/29/06, r$127,200,000
          Security Lending Collateral -1.1%
50,762,594Security Lending Investment Fund, 5.26%   $ 50,762,594
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $127,200,000)                      $ 177,962,594
          TOTAL INVESTMENT IN SECURITIES - 101.1%
          (Cost  $3,840,524,698)(a)                 $ 4,505,394,482
          OTHER ASSETS AND LIABILITIES - (1.1)%     $ (47,006,316)
          TOTAL NET ASSETS - 100.0%                 $ 4,458,388,166

*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(a)       At December 31, 2006, the net unrealized gain on investments base

          Aggregate gross unrealized gain for all inve692,817,073

          Aggregate gross unrealized loss for all inve(30,490,618)

          Net unrealized gain                         662,326,455

(b)        At December 31, 2006, the following securities were out on loan:
Shares                     Security                   Value
103,378   Allstate Corp.                              6,730,942
89,459    Avon Products, Inc.                         2,955,725
203,657   Campbell Soup Co.                           7,920,221
271,900   Freeport-McMoRan Copper & Gold, Inc. (Class 15,152,987
21,646    Newmont Mining Corp.                        977,317
377,100   UNUM Corp.                                  7,836,138
          Total                                       41,573,330


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.